Weighted Average Common Shares (Tables)	12 Months Ended
Dec. 31, 2013
Weighted Average Common Shares [Abstract]
Weighted Average Common Shares (Table)

	At December 31,
	2013	2012

Basic common shares	81,813,386	74,351,065
Diluted common shares	81,813,386	74,351,065